FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
Schedule of maturities of advances from FHLB

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Within one year(1)	$7,500	3.33%	$500	1.96%
Greater than one year to two years	3,000	2.50	16,000	3.65
Greater than two years to three years	1,500	2.34	3,500	2.67
Greater than three years to four years	3,500	2.42	1,500	2.95
Greater than four years to five years	4,500	2.70	—	—
After five years(2)	3,600	3.65	3,600	3.65
	23,600	2.95	25,100	3.44

Amortizing advance	—	—	21	4.90

Total long-term FHLB advances	$23,600	2.95%	$25,121	3.44%

(1)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on September 9, 2013 with a rate of 2.89%.

(2)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on July 17, 2018 with a rate of 3.75%.